9. Cash and Cash Equivalents (Details) - AUD ($)	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Cash And Cash Equivalents Details Abstract
Cash at bank and in hand	$ 102,705	$ 147,673	$ 271,158
Short-term bank deposits	92,896	240,167	1,129,380
Cash and cash equivalents	$ 195,601	$ 387,840	$ 1,400,538	$ 3,150,776